Share Compensation and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award	Restricted share units

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2023	723,658	$12.89
Granted	342,110	15.02
Vested	(496,825)	12.92
Forfeited	(13,713)	12.82
Outstanding at December 31, 2024	555,230	$14.18
Performance share units without market conditions

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2023	286,042	$12.90
Granted	188,121	14.49
Forfeited	(1,952)	12.90
Outstanding at December 31, 2024	472,211	$13.53
Performance share units with market conditions

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2023	—	$—
Granted	188,096	14.49
Outstanding at December 31, 2024	188,096	$14.49